Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Investments in equity method investees	1,621,327	3,776,245
Equity investments with readily determinable fair values	3,743,590	5,886,911
Equity investments without readily determinable fair values	6,333,746	8,802,976
Investments accounted for at fair values	—	194,280
Debt investments	12,596	144,490
	11,711,259	18,804,902